UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues:
Total revenues	$ 52,938	$ 43,104	$ 94,085	$ 85,246
Costs:
Total cost	39,618	32,279	70,734	64,467
Gross profit	13,320	10,825	23,351	20,779
Operating expenses:
Research and development, net	535	240	1,106	564
Selling and marketing	2,530	2,185	4,712	4,113
General and administrative	4,632	3,965	8,925	7,497
Total operating expenses	7,697	6,390	14,743	12,174
Operating income	5,623	4,435	8,608	8,605
Gain On Sale Of Equity Investment	4,324	0	4,324	0
Interest expenses	(182)	(324)	(330)	(659)
Other financial expenses, net	(368)	(776)	(181)	(499)
Income before taxes on income	9,397	3,335	12,421	7,447
Provision for income taxes	1,911	211	2,056	803
Income before share of equity investment	7,486	3,124	10,365	6,644
Share in profits of equity investment of affiliated companies	585	318	1,106	611
Net income	$ 8,071	$ 3,442	$ 11,471	$ 7,255
Earnings per share
Basic	$ 0.62	$ 0.3	$ 0.88	$ 0.65
Diluted	$ 0.61	$ 0.3	$ 0.87	$ 0.64
Weighted average number of shares outstanding
Basic	12,987,471	11,447,986	12,985,316	11,196,992
Diluted	13,131,610	11,666,309	13,164,168	11,409,488
Products [Member]
Revenues:
Total revenues	$ 15,329	$ 12,463	$ 29,235	$ 25,187
Costs:
Total cost	10,775	9,112	20,874	17,443
Services [Member]
Revenues:
Total revenues	37,609	30,641	64,850	60,059
Costs:
Total cost	$ 28,843	$ 23,167	$ 49,860	$ 47,024